Goodwill - Summary of Goodwill Balance Allocation into Applicable Groups of CGUs (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Sep. 30, 2023
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	€ 1,564,791	€ 1,593,917